Goodwill And Other Intangible Assets (Finite Lived Intangible And Indefinite Assets By Major Class) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Finite-lived intangibles, gross carrying amount	$ 5,585.4	$ 4,676.5
Finite-lived intangibles, accumulated amortization	(1,834.7)	(1,559.9)
Total intangibles	8,894.2	7,457.6
Trademarks and trade names
Indefinite-lived intangibles, gross carrying amount	3,308.8	2,781.1
Patents and technology
Finite-lived intangibles, gross carrying amount	1,560.7	1,266.9
Finite-lived intangibles, accumulated amortization	(651.0)	(564.4)
Customer relationships and other intangibles
Finite-lived intangibles, gross carrying amount	4,024.7	3,409.6
Finite-lived intangibles, accumulated amortization	$ (1,183.7)	$ (995.5)